Share-based payments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Sharebased Payment Arrangements [Abstract]
Reconciliation of Outstanding Share Based Payments
a.	Reconciliation of outstanding share based payments

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Cancelled No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	26/10/2018	USD 0.305	154,064	—	(127,956)	—	26,108	26,108
INC	7/12/2010	26/10/2019	USD 0.340	447,848	—	(127,956)	—	319,892	319,892
17/LF3	9/07/2012	8/07/2018	AUD 6.67	150,000	—	—	—	150,000	150,000
19/LF5	25/01/2013-29/01/2013	24/01/2018-28/01/2018	AUD 6.27	50,000	—	—	(50,000)	—	—
20/LF6	24/05/2013	23/05/2018	AUD 6.34	425,000	—	—	(425,000)	—	—
21/LF7	3/09/2013	30/06/2018	AUD 5.90	1,865,000	—	—	(1,865,000)	—	—
22/LF8	4/09/2013	27/08/2018	AUD 6.26	225,000	—	—	—	225,000	225,000
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.36	650,000	—	—	—	650,000	650,000
25b	12/12/2014	31/10/2019	AUD 4.49	50,000	—	—	—	50,000	50,000
27/LF12	5/09/2014	30/06/2019	AUD 4.69	2,070,000	—	—	(25,000)	2,045,000	2,045,000
27(iv)	25/08/2014	24/08/2019	AUD 4.65	75,000	—	—	(75,000)	—	—
28/LF13	9/10/2014	8/10/2019	AUD 4.52	85,000	—	—	(10,000)	75,000	75,000
29	25/11/2014	24/11/2019	AUD 4.00	240,000	—	—	—	240,000	240,000
30a(1)	25/03/2015	30/06/2018	AUD 4.98	650,000	—	—	(650,000)	—	—
30b(1)	25/03/2015	25/01/2018	AUD 4.98	235,000	—	—	(235,000)	—	—
30c(1)	25/03/2015	20/01/2019	AUD 4.98	135,000	—	—	—	135,000	135,000
30d(1)	25/03/2015	25/01/2019	AUD 4.98	300,000	—	—	—	300,000	300,000
30e(1)	25/03/2015	25/01/2018	AUD 4.98	165,000	—	—	(165,000)	—	—
30f(1)	25/03/2015	25/01/2019	AUD 4.98	200,000	—	—	—	200,000	200,000
30g(1)	25/03/2015	23/07/2019	AUD 4.69	300,000	—	—	(300,000)	—	—
30h(1)	25/03/2015	30/06/2019	AUD 4.69	400,000	—	—	—	400,000	400,000
30i(1)	25/03/2015	30/06/2019	AUD 4.44	600,000	—	—	—	600,000	600,000
30j	25/03/2015	23/07/2019	AUD 4.69	150,000	—	—	(150,000)	—	—
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	150,000
31b	12/05/2015	16/02/2020	AUD 4.28	200,000	—	—	—	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.20	2,620,000	—	—	(161,666)	2,458,334	1,683,336
33	26/08/2015	16/08/2022	AUD 4.05	91,667	—	—	(16,667)	75,000	50,000
34	27/04/2016	6/03/2023	AUD 2.80	3,621,667	—	—	(241,667)	3,380,000	2,299,982
34a	27/04/2016	17/04/2023	AUD 2.74	200,000	—	—	—	200,000	133,334
34b	31/10/2016	6/03/2023	AUD 2.80	200,000	—	—	—	200,000	200,000
35	30/06/2016	18/01/2021	AUD 2.20	1,500,000	—	—	—	1,500,000	1,500,000
36	6/12/2016	5/12/2023	AUD 1.31	2,045,000	—	(33,333)	(126,667)	1,885,000	611,666
36a	6/12/2016	5/12/2023	AUD 1.19	4,400,000	—	—	—	4,400,000	1,495,002
36b	13/01/2017	12/01/2024	AUD 1.65	450,000	—	—	(150,000)	300,000	300,000
37	28/06/2017	27/06/2024	AUD 2.23	—	300,000	—	—	300,000	100,000
38	16/09/2017	15/09/2024	AUD 1.54	—	100,000	—	—	100,000	—
38a	16/09/2017	15/09/2024	AUD 1.40	—	150,000	—	—	150,000	—
39	13/10/2017	12/10/2024	AUD 1.94	—	2,310,000	—	(95,000)	2,215,000	—
39a	13/10/2017	12/10/2024	AUD 1.76	—	2,000,000	—	(100,000)	1,900,000	200,000
40	24/11/2017	23/11/2024	AUD 1.41	—	750,000	—	—	750,000	—
40a	24/11/2017	23/11/2024	AUD 1.28	—	750,000	—	—	750,000	—
June 30, 2018				25,100,246	6,360,000	(289,245)	(4,841,667)	26,329,334	14,339,320
Weighted average share purchase price				AUD 3.35	AUD 1.74	AUD 0.52	AUD 4.97	AUD 2.68	AUD 3.39

(1)	30a to 30i were granted as a remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Cancelled No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	26/10/2018	USD 0.305	154,064	—	—	—	154,064	154,064
INC	7/12/2010	26/10/2019	USD 0.340	447,848	—	—	—	447,848	447,848
INC	7/12/2010	25/04/2017	USD 0.444	127,956	—	(127,956)	—	—	—
INC	7/12/2010	2/05/2017	USD 0.444	127,956	—	(127,956)	—	—	—
16/LF2	24/02/2012	23/02/2017	AUD 8.48	340,000	—	—	(340,000)	—	—
17/LF3	9/07/2012	8/07/2018	AUD 6.69	250,000	—	—	(100,000)	150,000	150,000
18/LF4	21/09/2012-29/10/2012	30/06/2017	AUD 6.70	1,948,333	—	—	(1,948,333)	—	—
19/LF5	25/01/2013-29/01/2013	24/01/2018-28/01/2018	AUD 6.29	100,000	—	—	(50,000)	50,000	50,000
20/LF6	24/05/2013	23/05/2018	AUD 6.36	595,000	—	—	(170,000)	425,000	425,000
21/LF7	3/09/2013	30/06/2018	AUD 5.92	2,430,000	—	—	(565,000)	1,865,000	1,865,000
22/LF8	4/09/2013	27/08/2018	AUD 6.28	225,000	—	—	—	225,000	225,000
23a	26/11/2013	10/10/2018	AUD 6.20	33,333	—	—	(33,333)	—	—
24	17/12/2013	16/12/2018	AUD 6.25	25,000	—	—	(25,000)	—	—
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.38	650,000	—	—	—	650,000	650,000
25b	12/12/2014	31/10/2019	AUD 4.51	50,000	—	—	—	50,000	33,334
25	1/07/2014	6/04/2019	AUD 5.80	10,000	—	—	(10,000)	—	—
26/LF11	24/07/2014	23/07/2019	AUD 4.71	125,000	—	—	(125,000)	—	—
27/LF12	5/09/2014	30/06/2019	AUD 4.71	2,865,000	—	—	(795,000)	2,070,000	1,380,004
27(ii)	4/08/2014	3/08/2019	AUD 4.60	50,000	—	—	(50,000)	—	—
27(iv)	25/08/2014	24/08/2019	AUD 4.67	75,000	—	—	—	75,000	50,000
28/LF13	9/10/2014	8/10/2019	AUD 4.54	235,000	—	—	(150,000)	85,000	56,666
29	25/11/2014	24/11/2019	AUD 4.02	240,000	—	—	—	240,000	160,002
30a(1)	25/03/2015	30/06/2018	AUD 5.00	650,000	—	—	—	650,000	650,000
30b(1)	25/03/2015	25/01/2018	AUD 5.00	235,000	—	—	—	235,000	235,000
30c(1)	25/03/2015	20/01/2019	AUD 5.00	135,000	—	—	—	135,000	135,000
30d(1)	25/03/2015	25/01/2019	AUD 5.00	300,000	—	—	—	300,000	300,000
30e(1)	25/03/2015	25/01/2018	AUD 5.00	165,000	—	—	—	165,000	165,000
30f(1)	25/03/2015	25/01/2019	AUD 5.00	200,000	—	—	—	200,000	200,000
30g(1)	25/03/2015	23/07/2019	AUD 4.71	300,000	—	—	—	300,000	200,000
30h(1)	25/03/2015	30/06/2019	AUD 4.71	400,000	—	—	—	400,000	266,668
30i(1)	25/03/2015	30/06/2019	AUD 4.46	600,000	—	—	—	600,000	600,000
30j	25/03/2015	23/07/2019	AUD 4.71	150,000	—	—	—	150,000	100,000
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	100,000
31a	27/04/2015	16/02/2020	AUD 4.73	20,000	—	—	(20,000)	—	—
31b	12/05/2015	16/02/2020	AUD 4.30	200,000	—	—	—	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.22	3,840,000	—	—	(1,220,000)	2,620,000	873,334
33	26/08/2015	16/08/2022	AUD 4.07	125,000	—	—	(33,333)	91,667	41,667
34	27/04/2016	6/03/2023	AUD 2.82	5,140,000	—	(16,667)	(1,501,666)	3,621,667	1,218,324
34a	27/04/2016	17/04/2023	AUD 2.76	200,000	—	—	—	200,000	66,667
34b	31/10/2016	6/03/2023	AUD 2.82	—	200,000	—	—	200,000	200,000
35	30/06/2016	18/01/2021	AUD 2.22	1,500,000	—	—	—	1,500,000	—
36	6/12/2016	5/12/2023	AUD 1.33	—	2,095,000	—	(50,000)	2,045,000	—
36a	6/12/2016	5/12/2023	AUD 1.21	—	4,400,000	—	—	4,400,000	816,667
36b	13/01/2017	12/01/2024	AUD 1.67	—	450,000	—	—	450,000	150,000
June 30, 2017				25,414,490	7,145,000	(272,579)	(7,186,665)	25,100,246	12,165,245
Weighted average share purchase price				AUD 4.39	AUD 1.32	AUD 0.72	AUD 5.10	AUD 3.35	AUD 4.36

(1)	30a to 30i were granted as a remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Series	Grant Date	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Cancelled No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
INC	7/12/2010	7/07/2015	USD 0.046	287,903	—	(287,903)	—	—	—
INC	7/12/2010	26/10/2018	USD 0.305	154,064	—	—	—	154,064	154,064
INC	7/12/2010	26/10/2019	USD 0.340	447,848	—	—	—	447,848	447,848
INC	7/12/2010	25/04/2017	USD 0.444	127,956	—	—	—	127,956	127,956
INC	7/12/2010	2/05/2017	USD 0.444	127,956	—	—	—	127,956	127,956
13	22/09/2010	21/09/2015	AUD 2.64	135,000	—	(135,000)	—	—	—
14	29/11/2010	29/11/2015	AUD 3.48	1,453,350	—	—	(1,453,350)	—	—
15/LF1	22/12/2011	30/06/2016	AUD 7.99	3,413,334	—	—	(3,413,334)	—	—
16/LF2	24/02/2012	23/02/2017	AUD 8.48	340,000	—	—	—	340,000	340,000
17/LF3	9/07/2012	8/07/2018	AUD 6.69	250,000	—	—	—	250,000	250,000
18/LF4	21/09/2012-29/10/2012	30/06/2017	AUD 6.70	2,276,667	—	—	(328,334)	1,948,333	1,948,333
19/LF5	25/01/2013-29/01/2013	24/01/2018-28/01/2018	AUD 6.29	100,000	—	—	—	100,000	100,000
20/LF6	24/05/2013	23/05/2018	AUD 6.36	865,000	—	—	(270,000)	595,000	595,000
21/LF7	3/09/2013	30/06/2018	AUD 5.92	2,741,667	—	—	(311,667)	2,430,000	1,878,336
22/LF8	4/09/2013	27/08/2018	AUD 6.28	275,000	—	—	(50,000)	225,000	150,002
23a	26/11/2013	10/10/2018	AUD 6.20	50,000	—	—	(16,667)	33,333	33,333
24	17/12/2013	16/12/2018	AUD 6.25	148,333	—	—	(123,333)	25,000	16,666
25a (i&ii)	1/01/2014	31/12/2018	AUD 6.38	650,000	—	—	—	650,000	650,000
25b	12/12/2014	31/10/2019	AUD 4.51	50,000	—	—	—	50,000	16,667
25	1/07/2014	6/04/2019	AUD 5.80	15,000	—	—	(5,000)	10,000	10,000
26/LF11	24/07/2014	23/07/2019	AUD 4.71	215,000	—	—	(90,000)	125,000	41,667
27/LF12	5/09/2014	30/06/2019	AUD 4.71	3,380,000	—	—	(515,000)	2,865,000	961,670
27(ii)	4/08/2014	3/08/2019	AUD 4.60	50,000	—	—	—	50,000	16,667
27(iv)	25/08/2014	24/08/2019	AUD 4.67	75,000	—	—	—	75,000	25,000
28/LF13	9/10/2014	8/10/2019	AUD 4.54	235,000	—	—	—	235,000	78,333
29	25/11/2014	24/11/2019	AUD 4.02	240,000	—	—	—	240,000	80,001
30a(1)	25/03/2015	30/06/2018	AUD 5.00	650,000	—	—	—	650,000	650,000
30b(1)	25/03/2015	25/01/2018	AUD 5.00	235,000	—	—	—	235,000	235,000
30c(1)	25/03/2015	20/01/2019	AUD 5.00	135,000	—	—	—	135,000	135,000
30d(1)	25/03/2015	25/01/2019	AUD 5.00	300,000	—	—	—	300,000	200,000
30e(1)	25/03/2015	25/01/2018	AUD 5.00	165,000	—	—	—	165,000	165,000
30f(1)	25/03/2015	25/01/2019	AUD 5.00	200,000	—	—	—	200,000	200,000
30g(1)	25/03/2015	23/07/2019	AUD 4.71	300,000	—	—	—	300,000	100,000
30h(1)	25/03/2015	30/06/2019	AUD 4.71	400,000	—	—	—	400,000	133,334
30i(1)	25/03/2015	30/06/2019	AUD 4.46	600,000	—	—	—	600,000	400,000
30j	25/03/2015	23/07/2019	AUD 4.71	150,000	—	—	—	150,000	50,000
LF14	6/01/2015	16/12/2019	AUD 4.66	150,000	—	—	—	150,000	50,000
31	16/03/2015	16/02/2020	AUD 4.73	60,000	—	—	(60,000)	—	—
31a	27/04/2015	16/02/2020	AUD 4.73	20,000	—	—	—	20,000	6,667
31b	12/05/2015	16/02/2020	AUD 4.30	400,000	—	—	(200,000)	200,000	200,000
32	10/07/2015	30/06/2022	AUD 4.22	—	4,800,000	—	(960,000)	3,840,000	—
33	26/08/2015	16/08/2022	AUD 4.07	—	125,000	—	—	125,000	—
34	27/04/2016	6/03/2023	AUD 2.82	—	5,255,000	—	(115,000)	5,140,000	—
34a	27/04/2016	17/04/2023	AUD 2.76	—	200,000	—	—	200,000	—
35	30/06/2016	18/01/2021	AUD 2.22	—	1,500,000	—	—	1,500,000	—
June 30, 2016				21,869,078	11,880,000	(422,903)	(7,911,685)	25,414,490	10,574,500
Weighted average share purchase price				AUD 5.49	AUD 3.32	AUD 0.88	AUD 5.93	AUD 4.39	AUD 5.38

(1)	30a to 30i were granted as a remuneration for the repurchase and cancellation of 2,985,000 LFSP during the year ended 30 June 2015 (see Note 17(b)).

Summary of Valuations of Options Approved and Granted

The model inputs for the valuations of options approved and granted during the year ended June 30, 2018 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
37	2018	2.23	2.02	52.21%	5.8 yrs	0%	2.22%
38	2018	1.54	1.37	52.04%	5.8 yrs	0%	2.41%
38a	2018	1.40	1.37	52.56%	5.8 yrs	0%	2.27%
39	2018	1.94	1.34	52.49%	5.9 yrs	0%	2.16%
39a	2018	1.76	1.34	52.49%	5.9 yrs	0%	2.16%
40	2018	1.41	1.32	52.35%	5.8 yrs	0%	2.43%
40a	2018	1.28	1.32	52.35%	5.8 yrs	0%	2.43%

(1)	Expected life after factoring likely early exercise.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2017 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
34b	2017	2.82	1.24	51.13%	4.6 yrs	0%	2.16%
36	2017	1.33	2.32	51.63%	5.5 yrs	0%	2.15%
36a	2017	1.21	2.32	51.63%	5.5 yrs	0%	2.15%
36b	2017	1.67	2.32	51.63%	5.6 yrs	0%	2.15%

(1)	Expected life after factoring likely early exercise.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2016 are as follows:

Series	Financial year of grant	Exercise/Loan price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(1)	Dividend yield	Risk-free interest rate
32	2016	4.22	3.87	40.38%	5.2 yrs	0%	2.22%
33	2016	4.07	3.19	40.38%	5.1 yrs	0%	2.00%
34	2016	2.82	2.41	53.33%	5.0 yrs	0%	2.13%
34a	2016	2.76	2.41	53.33%	5.1 yrs	0%	2.13%
35	2016	2.22	1.05	53.33%	3.0 yrs	0%	1.65%

(1)	Expected life after factoring likely early exercise.